5. Financial risk management (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	$ 8,269,920		$ 6,294,433				$ 5,202,452	$ 6,224,330
Decrease in the profit (loss) due to a 1% increase in floating interest rates	(4,241)		(2,098)
Increase in the profit (loss) due to a 1% decrease in floating interest rates	4,241		2,098
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans					$ 8,269,920	$ 6,294,433
Fixed Rate
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	6,359,798		4,904,361
Fixed Rate | US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans					6,359,798	4,904,361
Floating Rate
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans	$ 1,910,122		$ 1,390,072
Floating Rate | US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Total loans					$ 1,910,122	$ 1,390,072
Decrease in the profit (loss) due to a 1% increase in floating interest rates		$ (4,241)		$ (2,098)
Increase in the profit (loss) due to a 1% decrease in floating interest rates		$ 4,241		$ 2,098